Expense Example - A C I Shares - JPMorgan Limited Duration Bond Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	295	471	663	1,215	222	409	716	1,453	46	171	306	702